Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Significant Accounting Policies [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0
Advertising expenses	11,356,000	10,377,000	6,464,000
Shipping and handling costs	763,000	718,000	703,000
Cash and cash equivalents, denominated in RMB	$ 50,021,000	$ 105,865,000
Foreign currency risk, cash and cash equivalents, represented amount, percent	93.20%	89.80%
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of voting rights of stock	50.00%
Accounts Receivable | Concentration Risk Customer One
Significant Accounting Policies [Line Items]
One customer's accounts receivable, Maximum percentage	4.30%	13.10%
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Significant Accounting Policies [Line Items]
Recognized revenues before business tax and related surcharges in connection with expired study cards	$ 167,000	$ 101,000	$ 114,000
Business tax and related surcharges, percent	6.00%	3.00%	3.00%
Business tax and related surcharges, amount	$ 3,216,000	$ 2,996,000	$ 2,699,000